UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22781

Goldman Sachs Trust II

(Exact name of registrant as specified in charter)

200 West Street

15th Floor

New York, New York 10282

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (212) 902-1000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders for the Goldman Sachs GQG Partners International Opportunities Fund (the “Fund”), a series of the registrant, is filed herewith.

Semi-Annual Shareholder Report

April 30, 2025

GS GQG Partners International Opportunities Fund

GSIHX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$55	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Consumer Staples	22.0%
Financials	22.0%
Health Care	11.1%
Energy	11.1%
Utilities	10.0%
Industrials	7.9%
Communication Services	3.7%
Information Technology	3.6%
Materials	1.2%
Other	8.9%

Key Fund Statistics

(as of April 30, 2025)

Total Net Assets	$50,327,610,419
# of Portfolio Holdings	69
Portfolio Turnover Rate	50%
Total Net Advisory Fees Paid	$161,825,093

GS GQG Partners International Opportunities Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the GS GQG Partners International Opportunities Fund. Goldman Sachs Asset Management, LP is the investment adviser to the Fund. GQG Partners is the sub-adviser to the Fund.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

GS GQG Partners International Opportunities Fund

38147N327-SAR-0425

Class A

Semi-Annual Shareholder Report

April 30, 2025

GS GQG Partners International Opportunities Fund

GSILX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$93	1.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Consumer Staples	22.0%
Financials	22.0%
Health Care	11.1%
Energy	11.1%
Utilities	10.0%
Industrials	7.9%
Communication Services	3.7%
Information Technology	3.6%
Materials	1.2%
Other	8.9%

Key Fund Statistics

(as of April 30, 2025)

Total Net Assets	$50,327,610,419
# of Portfolio Holdings	69
Portfolio Turnover Rate	50%
Total Net Advisory Fees Paid	$161,825,093

GS GQG Partners International Opportunities Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the GS GQG Partners International Opportunities Fund. Goldman Sachs Asset Management, LP is the investment adviser to the Fund. GQG Partners is the sub-adviser to the Fund.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

GS GQG Partners International Opportunities Fund

38147N319-SAR-0425

Class C

Semi-Annual Shareholder Report

April 30, 2025

GS GQG Partners International Opportunities Fund

GGIPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$36	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Consumer Staples	22.0%
Financials	22.0%
Health Care	11.1%
Energy	11.1%
Utilities	10.0%
Industrials	7.9%
Communication Services	3.7%
Information Technology	3.6%
Materials	1.2%
Other	8.9%

Key Fund Statistics

(as of April 30, 2025)

Total Net Assets	$50,327,610,419
# of Portfolio Holdings	69
Portfolio Turnover Rate	50%
Total Net Advisory Fees Paid	$161,825,093

GS GQG Partners International Opportunities Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the GS GQG Partners International Opportunities Fund. Goldman Sachs Asset Management, LP is the investment adviser to the Fund. GQG Partners is the sub-adviser to the Fund.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

GS GQG Partners International Opportunities Fund

38147N228-SAR-0425

Class P

Semi-Annual Shareholder Report

April 30, 2025

GS GQG Partners International Opportunities Fund

GSIQX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$68	1.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Consumer Staples	22.0%
Financials	22.0%
Health Care	11.1%
Energy	11.1%
Utilities	10.0%
Industrials	7.9%
Communication Services	3.7%
Information Technology	3.6%
Materials	1.2%
Other	8.9%

Key Fund Statistics

(as of April 30, 2025)

Total Net Assets	$50,327,610,419
# of Portfolio Holdings	69
Portfolio Turnover Rate	50%
Total Net Advisory Fees Paid	$161,825,093

GS GQG Partners International Opportunities Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the GS GQG Partners International Opportunities Fund. Goldman Sachs Asset Management, LP is the investment adviser to the Fund. GQG Partners is the sub-adviser to the Fund.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

GS GQG Partners International Opportunities Fund

38147N277-SAR-0425

Class R

Semi-Annual Shareholder Report

April 30, 2025

GS GQG Partners International Opportunities Fund

GSIYX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$36	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Consumer Staples	22.0%
Financials	22.0%
Health Care	11.1%
Energy	11.1%
Utilities	10.0%
Industrials	7.9%
Communication Services	3.7%
Information Technology	3.6%
Materials	1.2%
Other	8.9%

Key Fund Statistics

(as of April 30, 2025)

Total Net Assets	$50,327,610,419
# of Portfolio Holdings	69
Portfolio Turnover Rate	50%
Total Net Advisory Fees Paid	$161,825,093

GS GQG Partners International Opportunities Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the GS GQG Partners International Opportunities Fund. Goldman Sachs Asset Management, LP is the investment adviser to the Fund. GQG Partners is the sub-adviser to the Fund.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

GS GQG Partners International Opportunities Fund

38147N269-SAR-0425

Class R6

Semi-Annual Shareholder Report

April 30, 2025

GS GQG Partners International Opportunities Fund

GSIMX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$37	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Consumer Staples	22.0%
Financials	22.0%
Health Care	11.1%
Energy	11.1%
Utilities	10.0%
Industrials	7.9%
Communication Services	3.7%
Information Technology	3.6%
Materials	1.2%
Other	8.9%

Key Fund Statistics

(as of April 30, 2025)

Total Net Assets	$50,327,610,419
# of Portfolio Holdings	69
Portfolio Turnover Rate	50%
Total Net Advisory Fees Paid	$161,825,093

GS GQG Partners International Opportunities Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the GS GQG Partners International Opportunities Fund. Goldman Sachs Asset Management, LP is the investment adviser to the Fund. GQG Partners is the sub-adviser to the Fund.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

GS GQG Partners International Opportunities Fund

38147N293-SAR-0425

Institutional Class

Semi-Annual Shareholder Report

April 30, 2025

GS GQG Partners International Opportunities Fund

GSINX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Consumer Staples	22.0%
Financials	22.0%
Health Care	11.1%
Energy	11.1%
Utilities	10.0%
Industrials	7.9%
Communication Services	3.7%
Information Technology	3.6%
Materials	1.2%
Other	8.9%

Key Fund Statistics

(as of April 30, 2025)

Total Net Assets	$50,327,610,419
# of Portfolio Holdings	69
Portfolio Turnover Rate	50%
Total Net Advisory Fees Paid	$161,825,093

GS GQG Partners International Opportunities Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the GS GQG Partners International Opportunities Fund. Goldman Sachs Asset Management, LP is the investment adviser to the Fund. GQG Partners is the sub-adviser to the Fund.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

GS GQG Partners International Opportunities Fund

38147N285-SAR-0425

Investor Class

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Semi-Annual Financial Statements April 30, 2025 Goldman Sachs GQG Partners International Opportunities Fund Goldman Sachs Asset Management

Goldman Sachs GQG Partners International Opportunities Fund

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 90.4%

Australia – 1.3%
179,606,807	Glencore PLC* (Metals & Mining)	$588,883,010
4,409,271	QBE Insurance Group Ltd. (Insurance)	60,935,779

		649,818,789

Brazil – 1.6%
2,519,600	Banco BTG Pactual SA (Capital Markets)	16,919,721
71,773,456	Petroleo Brasileiro SA ADR (Oil, Gas & Consumable Fuels)	810,322,318

		827,242,039

Canada – 4.8%
38,078,878	Enbridge, Inc.(a) (Oil, Gas & Consumable Fuels)	1,780,752,404
2,911,411	Intact Financial Corp. (Insurance)	646,588,355

		2,427,340,759

Denmark – 1.2%
9,416,056	Novo Nordisk AS Class B (Pharmaceuticals)	629,571,733

France – 9.2%
8,418,284	BNP Paribas SA (Banks)	713,276,796
1,521,803	Danone SA (Food Products)	130,945,700
866,560	L’Oreal SA* (Personal Products)	382,903,099
8,112,159	Sanofi SA (Pharmaceuticals)	887,403,912
2,124,388	Thales SA (Aerospace & Defense)	595,088,508
23,117,989	TotalEnergies SE (Oil, Gas & Consumable Fuels)	1,316,689,668
4,824,880	Veolia Environnement SA (Multi-Utilities)	176,224,234
3,115,230	Vinci SA (Construction & Engineering)	437,588,002

		4,640,119,919

Germany – 8.7%
1,249,553	Allianz SE (Insurance)	516,786,014
3,012,586	Beiersdorf AG (Personal Products)	424,467,265
15,433,570	Deutsche Bank AG (Capital Markets)	404,673,479
2,395,010	Deutsche Boerse AG (Capital Markets)	771,417,994
30,248,987	Deutsche Telekom AG (Diversified Telecommunication Services)	1,086,469,023
3,956,902	SAP SE (Software)	1,157,744,863

		4,361,558,638

Shares	Description	Value

Common Stocks (continued)

India – 14.4%
35,227,459	Adani Energy Solutions Ltd.* (Electric Utilities)	$373,447,100
24,452,293	Adani Enterprises Ltd. (Trading Companies & Distributors)	665,933,107
40,667,543	Adani Green Energy Ltd.* (Independent Power and Renewable Electricity Producers)	432,293,615
52,502,885	Adani Ports & Special Economic Zone Ltd. (Transportation Infrastructure)	755,342,051
127,587,984	Adani Power Ltd.* (Independent Power and Renewable Electricity Producers)	801,693,938
34,198,284	Bharti Airtel Ltd. (Wireless Telecommunication Services)	754,353,682
238,903,414	GMR Airports Ltd.* (Transportation Infrastructure)	246,284,945
7,437,704	HDFC Bank Ltd. (Banks)	540,646,704
35,001,485	ICICI Bank Ltd. ADR (Banks)	1,174,649,837
199,491,132	ITC Ltd. (Tobacco)	1,004,437,367
55,237,629	State Bank of India (Banks)	515,897,290

		7,264,979,636

Indonesia – 1.1%
1,048,893,098	Bank Central Asia Tbk. PT (Banks)	557,619,373

Italy – 4.4%
122,591,237	Enel SpA (Electric Utilities)	1,061,579,959
95,507,645	Intesa Sanpaolo SpA (Banks)	509,847,031
11,325,201	UniCredit SpA(a) (Banks)	658,909,929

		2,230,336,919

Japan – 1.8%
13,735,100	Japan Tobacco, Inc. (Tobacco)	423,151,468
4,465,100	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	135,063,028
9,132,225	Tokio Marine Holdings, Inc. (Insurance)	366,041,057

		924,255,553

Netherlands – 0.7%
8,040,007	Koninklijke Ahold Delhaize NV (Consumer Staples Distribution & Retail)	330,115,012

Russia(b) – 0.0%
48,039,056	Gazprom PJSC (Oil, Gas & Consumable Fuels)	—
3,681,622	LUKOIL PJSC (Oil, Gas & Consumable Fuels)	—
34,154,161	Rosneft Oil Co. PJSC (Oil, Gas & Consumable Fuels)	—

		—

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued) April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

Spain – 4.5%
93,349,205	CaixaBank SA(a) (Banks)	$715,447,548
60,239,899	Iberdrola SA (Electric Utilities)	1,085,875,619
8,970,208	Industria de Diseno Textil SA(a) (Specialty Retail)	482,372,773

		2,283,695,940

Switzerland – 3.0%
13,088,893	Novartis AG (Pharmaceuticals)	1,492,882,582

Taiwan – 1.4%
24,030,951	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	680,906,212

United Arab Emirates* – 1.0%
4,648,706	International Holding Co. PJSC (Industrial Conglomerates)	507,515,854

United Kingdom – 16.9%
12,217,519	AstraZeneca PLC (Pharmaceuticals)	1,750,364,868
37,840,569	British American Tobacco PLC (Tobacco)	1,648,272,584
13,228,571	British American Tobacco PLC ADR (Tobacco)	576,104,267
3,076,238	BT Group PLC (Diversified Telecommunication Services)	7,139,812
56,132,377	HSBC Holdings PLC (Banks)	625,728,902
15,383,311	Imperial Brands PLC (Tobacco)	631,224,246
76,744,264	National Grid PLC (Multi-Utilities)	1,107,734,428
76,727,439	Rolls-Royce Holdings PLC (Aerospace & Defense)	776,671,291
26,773,616	Shell PLC (Oil, Gas & Consumable Fuels)	870,959,184
7,674,108	Unilever PLC (Personal Products)	488,609,541

		8,482,809,123

United States – 14.4%
1,313,078	Alcon AG (Health Care Equipment & Supplies)	127,579,303
5,204,561	Chubb Ltd. (Insurance)	1,488,920,811
11,187,088	Nestle SA (Food Products)	1,190,724,383
21,231,175	Philip Morris International, Inc. (Tobacco)	3,638,174,148
1,234,289	Procter & Gamble Co. (Household Products)	200,658,362
1,771,463	Roche Holding AG (Pharmaceuticals)	579,244,227

		7,225,301,234

TOTAL COMMON STOCKS (Cost $37,322,900,160)		$45,516,069,315

Shares	Dividend Rate	Value

Preferred Stocks – 3.2%

Brazil – 3.2%

Itau Unibanco Holding SA (Banks)
122,092,122	6.726%	$765,448,967

Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)
155,731,263	17.822	822,952,799

TOTAL PREFERRED STOCKS (Cost $1,424,420,461)		$1,588,401,766

Investment Company(c) – 6.5%

Goldman Sachs Financial Square Government Fund — Institutional Shares
3,260,511,345	4.248%	$3,260,511,345
(Cost $3,260,511,345)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(c) – 1.4%

Goldman Sachs Financial Square Government Fund — Institutional Shares
719,760,032	4.248%	$719,760,032
(Cost $719,760,032)

TOTAL INVESTMENTS – 101.5% (Cost $42,727,591,998)		$51,084,742,458

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.5)%		(757,132,039)

NET ASSETS – 100.0%		$50,327,610,419

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Represents an affiliated issuer.

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

SECTOR ALLOCATION AS OF APRIL 30, 2025

Sector	% of Total Market Value
Consumer Staples	22.0%

Financials	21.9

Health Care	11.1

Energy	11.1

Utilities	10.0

Industrials	7.9

Investment Company	6.5

Communication Services	3.7

Information Technology	3.6

Materials	1.2

Consumer Discretionary	1.0

100.0%

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Statement of Assets and Liabilities April 30, 2025 (Unaudited)

Assets:

Investments in unaffiliated issuers, at value (cost $38,747,320,621)(a)	$47,104,471,081
Investments in affiliated issuers, at value (cost $3,260,511,345)	3,260,511,345
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	719,760,032
Cash	88,986,844
Foreign currencies, at value (cost $19,482,560)	19,335,250
Receivables:
Investments sold	160,161,804
Dividends	117,498,602
Foreign tax reclaims	58,159,545
Fund shares sold	57,400,447
Investments sold on an extended-settlement basis	49,865,517
Reimbursement from investment adviser	446,931
Prepaid expense	527,233
Other assets	45,921,405

Total assets	51,683,046,036

Liabilities:

Payables:
Payable upon return of securities loaned	719,760,032
Foreign Capital Gains taxes	219,577,516
Due to shareholders upon reprocessing	174,063,622
Investments purchased on an extended-settlement basis	128,136,657
Investments purchased	62,787,498
Fund shares redeemed	32,687,935
Management fees	14,121,028
Distribution and Service fees and Transfer Agency fees	1,366,031
Accrued expenses	2,935,298

Total liabilities	1,355,435,617

Net Assets:

Paid-in capital	41,988,430,105
Total distributable earnings	8,339,180,314

NET ASSETS	$50,327,610,419
Net Assets:
Class A	$623,098,932
Class C	145,883,246
Institutional	31,768,886,529
Investor	10,266,880,249
Class R6	3,598,584,898
Class R	7,262,188
Class P	3,917,014,377
Total Net Assets	$50,327,610,419
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	29,144,684
Class C	7,051,916
Institutional	1,473,635,910
Investor	478,281,255
Class R6	166,993,877
Class R	345,471
Class P	181,802,892
Net asset value, offering and redemption price per share:(b)
Class A	$21.38
Class C	20.69
Institutional	21.56
Investor	21.47
Class R6	21.55
Class R	21.02
Class P	21.55
(a)	Includes loaned securities having market value of $679,660,645.
(b)

Maximum public offering price per share for Class A Shares is $22.62. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Statement of Operations For the Six Months Ended April 30, 2025 (Unaudited)

Investment Income:

Dividends — unaffiliated issuers (net of tax withholding of $62,537,778)	$821,194,989

Dividends — affiliated issuers	39,191,230

Securities lending income, net of rebates received or paid to borrowers	2,748,270

Interest	77,659

Total investment income	863,212,148

Expenses:

Management fees	163,278,469

Transfer Agency fees(a)	14,640,215

Custody, accounting and administrative services	4,427,364

Printing and mailing costs	1,365,822

Distribution and Service (12b-1) fees(a)	1,278,419

Registration fees	676,231

Service fees — Class C	172,834

Professional fees	85,040

Trustee fees	62,886

Other	112,190

Total expenses	186,099,470

Less — expense reductions	(5,255,256)

Net expenses	180,844,214

NET INVESTMENT INCOME	682,367,934

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(166,906,390)

Foreign currency transactions	(13,821,753)

Net change in unrealized gain on:

Investments — unaffiliated issuers (including the effects of foreign capital gains tax of $142,405,583)	1,202,095,045

Foreign currency translation	8,366,830

Net realized and unrealized gain	1,029,733,732

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,712,101,666

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P

Goldman Sachs GQG Partners International Opportunities Fund	$743,030	$518,502	$16,887	$437,174	$101,744	$5,762,507	$7,298,843	$485,762	$4,986	$549,199

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Statements of Changes in Net Assets

	Goldman Sachs GQG Partners International Opportunities Fund

	For the Six Months Ended April 30, 2025 (Unaudited)	For the Fiscal Year Ended October 31, 2024

From operations:

Net investment income	$ 682,367,934	$ 850,454,011

Net realized gain (loss)	(180,728,143)	3,406,159,671

Net change in unrealized gain	1,210,461,875	4,251,296,787

Net increase in net assets resulting from operations	1,712,101,666	8,507,910,469

Distributions to shareholders:

From distributable earnings:

Class A Shares	(35,236,830)	(9,160,064)

Class C Shares	(7,516,453)	(1,553,079)

Institutional Shares	(1,793,728,422)	(500,086,208)

Investor Shares	(604,130,857)	(161,590,923)

Class R6 Shares	(202,139,314)	(44,181,574)

Class R Shares	(383,086)	(80,187)

Class P Shares	(230,209,152)	(72,034,034)

Total distributions to shareholders	(2,873,344,114)	(788,686,069)

From share transactions:

Proceeds from sales of shares	9,791,985,437	17,701,872,359

Reinvestment of distributions	2,551,496,711	690,217,338

Cost of shares redeemed	(9,035,205,247)	(7,344,911,840)

Net increase in net assets resulting from share transactions	3,308,276,901	11,047,177,857

TOTAL INCREASE	2,147,034,453	18,766,402,257

Net assets:

Beginning of period	48,180,575,966	29,414,173,709

End of period	$50,327,610,419	$48,180,575,966

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund

	Class A Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$21.96		$17.52	$16.07	$20.36	$16.44	$14.78

Net investment income(a)	0.26		0.37	0.57	0.75	0.28	0.04

Net realized and unrealized gain (loss)	0.40		4.47	1.62	(4.67)	3.64	1.68

Total from investment operations	0.66		4.84	2.19	(3.92)	3.92	1.72

Distributions to shareholders from net investment income	(0.37)		(0.40)	(0.74)	(0.37)	—	(0.06)

Distributions to shareholders from net realized gains	(0.87)		—	—	—	—	—

Total distributions	(1.24)		(0.40)	(0.74)	(0.37)	—	(0.06)

Net asset value, end of period	$21.38		$21.96	$17.52	$16.07	$20.36	$16.44

Total return(b)	3.17%		27.99%	13.91%	(19.55)%	23.84%	11.66%

Net assets, end of period (in 000s)	$623,099		$633,767	$401,254	$417,464	$479,794	$252,603

Ratio of net expenses to average net assets	1.10	%(c)	1.11%	1.13%	1.14%	1.15%	1.17%

Ratio of total expenses to average net assets	1.12	%(c)	1.13%	1.16%	1.17%	1.19%	1.20%

Ratio of net investment income to average net assets	2.56	%(c)	1.70%	3.26%	4.17%	1.47%	0.23%

Portfolio turnover rate(d)	50%		88%	62%	137%	94%	72%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund

	Class C Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$21.22		$16.96	$15.58	$19.76	$16.08	$14.50

Net investment income (loss)(a)	0.18		0.20	0.42	0.59	0.13	(0.08)

Net realized and unrealized gain (loss)	0.39		4.34	1.58	(4.53)	3.55	1.66

Total from investment operations	0.57		4.54	2.00	(3.94)	3.68	1.58

Distributions to shareholders from net investment income	(0.23)		(0.28)	(0.62)	(0.24)	—	—

Distributions to shareholders from net realized gains	(0.87)		—	—	—	—	—

Total distributions	(1.10)		(0.28)	(0.62)	(0.24)	—	—

Net asset value, end of period	$20.69		$21.22	$16.96	$15.58	$19.76	$16.08

Total return(b)	2.79%		27.01%	13.06%	(20.12)%	22.82%	10.87%

Net assets, end of period (in 000s)	$145,883		$143,643	$93,751	$78,662	$97,057	$61,784

Ratio of net expenses to average net assets	1.85	%(c)	1.86%	1.88%	1.89%	1.90%	1.92%

Ratio of total expenses to average net assets	1.87	%(c)	1.88%	1.91%	1.92%	1.94%	1.95%

Ratio of net investment income (loss) to average net assets	1.81	%(c)	0.93%	2.48%	3.36%	0.69%	(0.51)%

Portfolio turnover rate(d)	50%		88%	62%	137%	94%	72%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund

	Institutional Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$22.18		$17.69	$16.23	$20.55	$16.56	$14.87

Net investment income(a)	0.30		0.45	0.63	0.82	0.35	0.09

Net realized and unrealized gain (loss)	0.40		4.51	1.64	(4.70)	3.67	1.70

Total from investment operations	0.70		4.96	2.27	(3.88)	4.02	1.79

Distributions to shareholders from net investment income	(0.45)		(0.47)	(0.81)	(0.44)	(0.03)	(0.10)

Distributions to shareholders from net realized gains	(0.87)		—	—	—	—	—

Total distributions	(1.32)		(0.47)	(0.81)	(0.44)	(0.03)	(0.10)

Net asset value, end of period	$21.56		$22.18	$17.69	$16.23	$20.55	$16.56

Total return(b)	3.38%		28.44%	14.34%	(19.23)%	24.31%	12.06%

Net assets, end of period (in 000s)	$31,768,887		$29,932,140	$18,487,029	$14,193,048	$14,481,792	$8,683,860

Ratio of net expenses to average net assets	0.74	%(c)	0.75%	0.77%	0.76%	0.77%	0.79%

Ratio of total expenses to average net assets	0.76	%(c)	0.78%	0.79%	0.79%	0.81%	0.82%

Ratio of net investment income to average net assets	2.92	%(c)	2.04%	3.58%	4.54%	1.83%	0.55%

Portfolio turnover rate(d)	50%		88%	62%	137%	94%	72%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund

	Investor Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$22.08		$17.61	$16.16	$20.47	$16.51	$14.82

Net investment income(a)	0.29		0.42	0.61	0.80	0.33	0.08

Net realized and unrealized gain (loss)	0.40		4.50	1.63	(4.69)	3.64	1.70

Total from investment operations	0.69		4.92	2.24	(3.89)	3.97	1.78

Distributions to shareholders from net investment income	(0.43)		(0.45)	(0.79)	(0.42)	(0.01)	(0.09)

Distributions to shareholders from net realized gains	(0.87)		—	—	—	—	—

Total distributions	(1.30)		(0.45)	(0.79)	(0.42)	(0.01)	(0.09)

Net asset value, end of period	$21.47		$22.08	$17.61	$16.16	$20.47	$16.51

Total return(b)	3.33%		28.33%	14.21%	(19.35)%	24.09%	12.00%

Net assets, end of period (in 000s)	$10,266,880		$10,146,055	$6,227,601	$4,425,913	$4,169,364	$2,488,875

Ratio of net expenses to average net assets	0.85	%(c)	0.86%	0.88%	0.89%	0.90%	0.92%

Ratio of total expenses to average net assets	0.87	%(c)	0.88%	0.91%	0.92%	0.94%	0.95%

Ratio of net investment income to average net assets	2.82	%(c)	1.93%	3.45%	4.42%	1.70%	0.48%

Portfolio turnover rate(d)	50%		88%	62%	137%	94%	72%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund

	Class R6 Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$22.17		$17.68	$16.23	$20.55	$16.56	$14.87

Net investment income(a)	0.31		0.44	0.62	0.83	0.38	0.07

Net realized and unrealized gain (loss)	0.39		4.52	1.65	(4.71)	3.64	1.72

Total from investment operations	0.70		4.96	2.27	(3.88)	4.02	1.79

Distributions to shareholders from net investment income	(0.45)		(0.47)	(0.82)	(0.44)	(0.03)	(0.10)

Distributions to shareholders from net realized gains	(0.87)		—	—	—	—	—

Total distributions	(1.32)		(0.47)	(0.82)	(0.44)	(0.03)	(0.10)

Net asset value, end of period	$21.55		$22.17	$17.68	$16.23	$20.55	$16.56

Total return(b)	3.36%		28.48%	14.31%	(19.17)%	24.27%	12.09%

Net assets, end of period (in 000s)	$3,598,585		$3,299,256	$1,565,411	$1,023,099	$757,796	$391,507

Ratio of net expenses to average net assets	0.72	%(c)	0.73%	0.75%	0.74%	0.75%	0.77%

Ratio of total expenses to average net assets	0.75	%(c)	0.77%	0.78%	0.78%	0.80%	0.81%

Ratio of net investment income to average net assets	2.96	%(c)	2.01%	3.48%	4.63%	1.97%	0.42%

Portfolio turnover rate(d)	50%		88%	62%	137%	94%	72%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund

	Class R Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$21.61		$17.27	$15.88	$20.11	$16.28	$14.69

Net investment income(a)	0.24		0.30	0.48	0.69	0.22	0.01

Net realized and unrealized gain (loss)	0.38		4.42	1.64	(4.61)	3.61	1.65

Total from investment operations	0.62		4.72	2.12	(3.92)	3.83	1.66

Distributions to shareholders from net investment income	(0.34)		(0.38)	(0.73)	(0.31)	—	(0.07)

Distributions to shareholders from net realized gains	(0.87)		—	—	—	—	—

Total distributions	(1.21)		(0.38)	(0.73)	(0.31)	—	(0.07)

Net asset value, end of period	$21.02		$21.61	$17.27	$15.88	$20.11	$16.28

Total return(b)	3.05%		27.68%	13.63%	(19.73)%	23.53%	11.32%

Net assets, end of period (in 000s)	$7,262		$6,745	$3,570	$1,215	$1,095	$735

Ratio of net expenses to average net assets	1.35	%(c)	1.36%	1.38%	1.39%	1.40%	1.42%

Ratio of total expenses to average net assets	1.37	%(c)	1.39%	1.41%	1.42%	1.44%	1.45%

Ratio of net investment income to average net assets	2.33	%(c)	1.40%	2.74%	3.88%	1.19%	0.07%

Portfolio turnover rate(d)	50%		88%	62%	137%	94%	72%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs GQG Partners International Opportunities Fund

	Class P Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$22.17		$17.68	$16.22	$20.54	$16.55	$14.86

Net investment income(a)	0.30		0.45	0.64	0.83	0.37	0.10

Net realized and unrealized gain (loss)	0.40		4.51	1.63	(4.71)	3.65	1.69

Total from investment operations	0.70		4.96	2.27	(3.88)	4.02	1.79

Distributions to shareholders from net investment income	(0.45)		(0.47)	(0.81)	(0.44)	(0.03)	(0.10)

Distributions to shareholders from net realized gains	(0.87)		—	—	—	—	—

Total distributions	(1.32)		(0.47)	(0.81)	(0.44)	(0.03)	(0.10)

Net asset value, end of period	$21.55		$22.17	$17.68	$16.22	$20.54	$16.55

Total return(b)	3.40%		28.48%	14.38%	(19.22)%	24.34%	12.08%

Net assets, end of period (in 000s)	$3,917,014		$4,018,970	$2,635,558	$2,099,648	$2,330,569	$1,186,744

Ratio of net expenses to average net assets	0.72	%(c)	0.73%	0.75%	0.74%	0.75%	0.77%

Ratio of total expenses to average net assets	0.75	%(c)	0.77%	0.78%	0.78%	0.80%	0.81%

Ratio of net investment income to average net assets	2.93	%(c)	2.07%	3.60%	4.55%	1.90%	0.61%

Portfolio turnover rate(d)	50%		88%	62%	137%	94%	72%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Notes to Financial Statements April 30, 2025 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs GQG Partners International Opportunities Fund (the “Fund”). The Fund is a diversified portfolio that currently offers seven classes of shares: Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R, and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

GQG Partners LLC (“GQG Partners” or the “Sub-Adviser”) serves as the sub-adviser to the Fund. GSAM compensates the Sub-Adviser directly in accordance with the terms of the Sub-Advisory Agreement. The Fund is not charged any separate or additional investment advisory fees by the Sub-Adviser.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

D. Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

14

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours).

15

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of April 30, 2025:

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$2,780,431,768	$7,154,844,860	$—

Australia and Oceania	—	649,818,789	—

Europe	1,637,684,226	22,813,405,640	—

North America	7,755,094,080	1,897,547,913	—

South America	827,242,039	—	—

Preferred Stocks	—	1,588,401,766	—

Securities Lending Reinvestment Vehicle	719,760,032	—	—

Investment Company	3,260,511,345	—	—

Total	$16,980,723,490	$34,104,018,968	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedule of Investments.

16

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets. For the six months ended April 30, 2025, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

Goldman Sachs GQG Partners

International Opportunities Fund	0.85%	0.77%	0.73%	0.71%	0.70%	0.70%	0.69%

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.

The Fund invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the six months ended April 30, 2025, GSAM waived $1,453,376 of the Fund’s management fee.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of the Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Fund, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of the Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Fund, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Fund pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended April 30, 2025, Goldman Sachs retained the following amounts:

Front End Sales Charge

Fund	Class A

Goldman Sachs GQG Partners International Opportunities Fund	$39,594

17

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

During the six months ended April 30, 2025, Goldman Sachs did not retain any portion of Class C Shares’ CDSC.

D. Service Plan — The Trust, on behalf of the Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Fund.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional Shares. Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.01% as an annual percentage rate of the average daily net assets attributable to Class R6 and Class P Shares of the Fund. This arrangement will remain in effect through at least February 28, 2026, and prior to such date Goldman Sachs may not terminate the arrangement without the approval of the Trustees.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for the Fund is 0.014%. The Other Expense limitation will remain in place through at least February 28, 2026, and prior to such date GSAM may not terminate the arrangement without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above.

GSAM may voluntarily waive a portion of any payments under the Fund’s Distribution and Service Plan, Service Plan and Transfer Agency Agreement, and these waivers are in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

For the six months ended April 30, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

Goldman Sachs GQG Partners

International Opportunities Fund	$1,453,376	$363,727	$3,438,153	$5,255,256

G. Line of Credit Facility — As of April 30, 2025, the Fund participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2025, the Fund did not have any borrowings under the facility. Prior to April 14, 2025 the facility was $1,150,000,000.

H. Other Transactions with Affiliates — For the six months ended April 30, 2025, Goldman Sachs earned $12,850 of brokerage commissions from portfolio transactions, on behalf of the Fund.

18

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The table below provides information about the Fund’s investments in the Goldman Sachs Financial Square Government Fund for the six months ended April 30, 2025:

Fund	Underlying Fund	Beginning Value as of October 31, 2024	Purchases at Cost	Proceeds from Sales	Ending Value as of April 30, 2025	Shares as of April 30, 2025	Dividend Income

Goldman Sachs GQG Partners International Opportunities Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	$1,897,466,943	$10,895,426,436	$(9,532,382,034)	$3,260,511,345	3,260,511,345	$39,191,230

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2025, were $22,761,849,789 and $23,253,500,145, respectively.

6. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Fund by paying the Fund an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Fund’s master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Fund’s overnight and continuous agreements, which represent the gross

19

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

6. SECURITIES LENDING (continued)

amounts of recognized liabilities for securities lending transactions outstanding as of April 30, 2025, are disclosed as “Payable upon return of securities loaned” on the Statement of Assets and Liabilities, where applicable.

Both the Fund and GSAL received compensation relating to the lending of the Fund’s securities. The amounts earned, if any, by the Fund for the six months ended April 30, 2025, are reported under Investment Income on the Statement of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the Six Months Ended April 30, 2025

Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs	Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of April 30, 2025

Goldman Sachs GQG Partners International Opportunities Fund	$359,558	$170,206	$148,134,968

The following table provides information about the Fund’s investment in the Government Money Market Fund for the six months ended April 30, 2025:

Fund	Beginning Value as of October 31, 2024	Purchases at cost	Proceeds from Sales	Ending Value as of April 30, 2025	Shares as of April 30, 2025

Goldman Sachs GQG Partners

International Opportunities Fund	$69,900,000	$6,276,804,327	$(5,626,944,295)	$719,760,032	719,760,032

7. TAX INFORMATION

As of April 30, 2025, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Goldman Sachs GQG Partners International Opportunities Fund

Tax Cost	$42,791,195,525

Gross unrealized gain	9,416,803,695

Gross unrealized loss	(1,123,256,762)

Net unrealized gain	$ 8,293,546,933

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and non-shareholder capital contributions.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Depositary Receipts Risk - Foreign securities may trade in the form of depositary receipts, which include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). To the extent the Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased

20

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

8. OTHER RISKS (continued)

possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted. The issuers of Depositary Receipts may discontinue issuing new Depositary Receipts and withdraw existing Depositary Receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Geographic Risk— If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.

21

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Notes to Financial Statements (continued) April 30, 2025 (Unaudited)

8. OTHER RISKS (continued)

In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Management Risk — A strategy used by the Investment Adviser may fail to produce the intended results.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

The Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) -Improvements to Reportable Segment Disclosures. The Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of the Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements.

As previously reported, management has identified an error in the accounting for the accrual of foreign capital gains taxes on net unrealized capital gains relating to Indian securities, which resulted in an overstatement of the Fund’s net assets and net unrealized gains beginning on March 6, 2023. As of December 5, 2023, the error became material, requiring reprocessing of shareholder accounts impacted by more than an established threshold under the Fund’s NAV error correction policy. The Fund intends to reprocess shareholder transactions effected from December 5, 2023 through December 11, 2024, (the “Error Period”), which will generally include issuing additional shares to shareholders who purchased shares of the Fund during the Error Period, net of any redemption proceeds over distributed to impacted shareholders. The Statement of Assets and Liabilities as of April 30, 2025 includes a liability of $174,063,622 for future shares to be issued to the impacted shareholders and an asset of $45,921,405, which reflects the amount owed to the Fund for overdistributed redemption proceeds. Such amounts reflect management’s current estimate of the impact of the planned remediation of the error.

22

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Goldman Sachs GQG Partners International Opportunities Fund

	For the Six Months Ended April 30, 2025 (Unaudited)		For the Fiscal Year Ended October 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	7,004,213	$144,913,318	16,208,411	$350,174,066

Reinvestment of distributions	1,525,533	30,978,256	410,492	7,869,138

Shares redeemed	(8,240,077)	(170,849,530)	(10,662,971)	(230,615,609)

	289,669	5,042,044	5,955,932	127,427,595

Class C Shares

Shares sold	666,669	13,350,975	2,018,978	42,512,618

Reinvestment of distributions	339,423	6,683,779	74,767	1,394,408

Shares redeemed	(721,919)	(14,404,374)	(853,654)	(17,743,731)

	284,173	5,630,380	1,240,091	26,163,295

Institutional Shares

Shares sold	302,645,577	6,257,818,868	478,585,866	10,387,932,944

Reinvestment of distributions	73,993,500	1,513,575,063	21,490,569	414,767,977

Shares redeemed	(252,583,051)	(5,231,533,093)	(195,760,134)	(4,231,101,047)

	124,056,026	2,539,860,838	304,316,301	6,571,599,874

Investor Shares

Shares sold	101,092,914	2,097,354,091	189,651,266	4,140,805,786

Reinvestment of distributions	29,648,318	603,984,705	8,402,211	161,574,520

Shares redeemed	(111,998,851)	(2,326,507,169)	(92,138,531)	(1,997,782,545)

	18,742,381	374,831,627	105,914,946	2,304,597,761

Class R6 Shares

Shares sold	40,704,682	848,269,294	81,530,512	1,805,699,349

Reinvestment of distributions	8,104,607	165,682,670	1,684,659	32,497,074

Shares redeemed	(30,611,191)	(631,255,572)	(22,949,594)	(504,146,864)

	18,198,098	382,696,392	60,265,577	1,334,049,559

Class R Shares

Shares sold	60,112	1,218,655	151,694	3,288,504

Reinvestment of distributions	19,173	383,086	4,243	80,187

Shares redeemed	(45,968)	(922,607)	(50,475)	(1,087,634)

	33,317	679,134	105,462	2,281,057

Class P Shares

Shares sold	20,828,189	429,060,236	45,274,775	971,459,092

Reinvestment of distributions	11,261,445	230,209,152	3,734,268	72,034,034

Shares redeemed	(31,579,325)	(659,732,902)	(16,804,408)	(362,434,410)

	510,309	(463,514)	32,204,635	681,058,716

NET INCREASE	162,113,973	$3,308,276,901	510,002,944	$11,047,177,857

23

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2025 Goldman Sachs. All rights reserved.GQGPIOSAR-25

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Fund’s trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant has implemented enhancements to its disclosure controls and procedures related to the Fund to remediate a material weakness, that was previously disclosed pursuant to Item 16(a) in the registrant’s Form N-CSR filed on January 8, 2025, in the design and operating effectiveness of controls over the accounting for the accrual of foreign capital gains taxes. Management has reconfirmed with the fund administration team the process to be used in the accounting for the accruals of foreign capital gains taxes relating to Indian securities and adopted additional review procedures surrounding the accounting of such accruals.

Other than the enhancements to controls and procedures noted above, there have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) during the period covered by this report that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust II’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on November 3, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust II

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust II

Date:	July 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust II

Date:	July 2, 2025

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust II

Date:	July 2, 2025